Net Income (Loss) Per Share - Additional Information (Details) - $ / shares	1 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Basic EPS		$ 0.36	$ (4.42)	$ 1.11
Diluted EPS		$ 0.36	$ (4.42)	$ (0.73)
Weighted average ordinary shares and special shares - Diluted		366,709,000	221,936,000	406,203,000
Conversion event description	one-for-one basis	one-for-one basis
Initia Public Offering
Earnings per share [line items]
Basic EPS		$ 0
Diluted EPS		$ 0
Weighted average ordinary shares and special shares - Diluted		0